Long-Term Debt - Summary of Assets Recorded under Capital Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Property Subject to or Available for Operating Lease [Line Items]
Assets under capital leases	$ 15.7
Machinery & Equipment [Member]
Property Subject to or Available for Operating Lease [Line Items]
Assets under capital leases	7.9
Furniture & Fixtures [Member]
Property Subject to or Available for Operating Lease [Line Items]
Assets under capital leases	0.8
Building & Improvements [Member]
Property Subject to or Available for Operating Lease [Line Items]
Assets under capital leases	0.5
Land [Member]
Property Subject to or Available for Operating Lease [Line Items]
Assets under capital leases	$ 6.5